SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Summary of Authorized Capital (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common stock, shares, authorized (in shares)	300,000,000	300,000,000	300,000,000	200,000,000
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Common stock, value, authorized	$ 15,000,000	$ 15,000,000	$ 15,000,000	$ 10,000,000